Registration No. 333-56221
                                                File No. 811-08799

                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549
                              FORM N-1A

REGISTRATION SATEMENT UNDER THE SECURITIES ACT OF 1933       /  X /
      PRE-EFFECTIVE AMENDMENT NO.                           /     /
      POST-EFFECTIVE AMENDMENT NO. _3_                      /  X  /

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940                             /  X  /
      AMENDMENT NO.   5                                    /  X  /

                OPPENHEIMER CAPITAL PRESERVATION FUND
-------------------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)

        Two World Trade Center, New York, New York 10048-0203
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              (Address of Principal Executive Offices)

                            212-323-0200
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                   (Registrant's Telephone Number)

                       ANDREW J. DONOHUE, ESQ.
                       OppenheimerFunds, Inc.
        Two World Trade Center, New York, New York 10048-0203
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               (Name and Address of Agent for Service)

Approximate Date of Proposed Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective:
      /     /  Immediately upon filing pursuant to paragraph (b)
      /  X  /  On February 4, 2000, pursuant to paragraph (b)
      /     /  60 days after filing, pursuant to paragraph (a)(1)
      /     /  On _______, pursuant to paragraph (a)(1)
      /     /  75 days after filing, pursuant to paragraph (a)(2)
      /     /  On __________________, pursuant to paragraph (a)(2)
               of Rule 485.

      This Post-Effective Amendment to the Fund's Registration Statement is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment to the Fund's Registration Statement filed with the Commission under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment to the Fund's Registration Statement incorporates by reference the information contained in Parts A, B and C of Registrant's Registration Statement filed with the Commission pursuant to Rule 485(a) of the Securities Act of 1933 on November 19, 1999.



n1a\755\rider

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of January, 2000.

                          OPPENHEIMER CAPITAL PRESERVATION FUND


                            By: /s/ Bridget A. Macaskill*
                                  ------------------------------
                                  Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                     Title                     Date

/s/ Leon Levy*                 Chairman of the
--------------------------     Board of Trustees        January  21, 2000
Leon Levy

/s/ Donald W. Spiro*           Vice Chairman and
--------------------------     Trustee                  January 21, 2000
Donald W. Spiro

/s/ Robert G. Galli*           Trustee                  January  21, 2000
-------------------------
Robert G. Galli

/s/ Phillip A. Griffiths       Trustee                  January 21, 2000
-------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*         Trustee                  January  21, 2000
-------------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill*       President,
--------------------------      Principal Executive
Bridget A. Macaskill            Officer, Trustee         January 21, 2000

/s/ Elizabeth B. Moynihan*      Trustee                  January 21, 2000
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*         Trustee                  January  21, 2000
--------------------------
Kenneth A. Randall

/s/ Edward V. Regan*            Trustee                  January  21, 2000
--------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*   Trustee                  January 21, 2000
---------------------------
Russell S. Reynolds, Jr.

/s/ Pauline Trigere*            Trustee                  January  21, 2000
---------------------------
Pauline Trigere

/s/ Brian W. Wixted*            Treasurer                January 21, 2000
---------------------------
Brian W. Wixted

/s/ Clayton K. Yeutter*         Trustee                  January  21, 2000
---------------------------
Clayton K. Yeutter


*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact